BlackRock Allocation Target Shares
BATS: Series A Portfolio
BATS: Series C Portfolio
BATS: Series E Portfolio
BATS: Series M Portfolio
BATS: Series P Portfolio
BATS: Series S Portfolio

BlackRock Balanced Capital Fund, Inc.

BlackRock Basic Value Fund, Inc.

BlackRock Bond Fund, Inc.
BlackRock Total Return Fund

BlackRock California Municipal Series Trust
BlackRock California Municipal
Opportunities Fund

BlackRock Capital Appreciation Fund, Inc.

BlackRock CoRI Funds
BlackRock CoRI 2015 Fund
BlackRock CoRI 2017 Fund
BlackRock CoRI 2019 Fund
BlackRock CoRI 2021 Fund
BlackRock CoRI 2023 Fund

BlackRock Emerging Markets Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Growth Fund, Inc.

BlackRock FundsSM
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Alternative Capital Strategies Fund
BlackRock Commodity Strategies Fund
BlackRock Disciplined Small Cap Core Fund
BlackRock Emerging Market Allocation Portfolio
BlackRock Emerging Markets Dividend Fund
BlackRock Emerging Markets Long/Short
Equity Fund
BlackRock Energy & Resources Portfolio
BlackRock Flexible Equity Fund
BlackRock Global Long/Short Credit Fund
BlackRock Global Long/Short Equity Fund
BlackRock Global Opportunities Portfolio
BlackRock Health Sciences Opportunities Portfolio
BlackRock International Opportunities Portfolio
BlackRock Macro Themes Fund
BlackRock Managed Volatility Portfolio
BlackRock Midcap Index Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Money Market Portfolio
BlackRock MSCI Asia ex Japan Index Fund

BlackRock MSCI World Index Fund
BlackRock Multi-Asset Real Return Fund
BlackRock Multi-Manager Alternative
Strategies Fund
BlackRock Municipal Money Market Portfolio
BlackRock New Jersey Municipal
Money Market Portfolio
BlackRock North Carolina Municipal
Money Market Portfolio
BlackRock Ohio Municipal Money Market Portfolio
BlackRock Pennsylvania Municipal
Money Market Portfolio
BlackRock Real Estate Securities Fund
BlackRock Science & Technology
Opportunities Portfolio
BlackRock Short Obligations Fund
BlackRock Small Cap Growth Equity Portfolio
BlackRock Strategic Risk Allocation Fund
BlackRock U.S. Opportunities Portfolio
BlackRock U.S. Treasury Money Market Portfolio
BlackRock Ultra-Short Obligations Fund
BlackRock Virginia Municipal Money
Market Portfolio

BlackRock Funds II
BlackRock 20/80 Target Allocation Fund
BlackRock 40/60 Target Allocation Fund
BlackRock 60/40 Target Allocation Fund
BlackRock 80/20 Target Allocation Fund
BlackRock Core Bond Portfolio
BlackRock Dynamic High Income Portfolio
BlackRock Emerging Markets Flexible
Dynamic Bond Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock Global Dividend Portfolio
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Investment Grade Bond Portfolio
BlackRock LifePath® Active 2020 Fund
BlackRock LifePath® Active 2025 Fund
BlackRock LifePath® Active 2030 Fund
BlackRock LifePath® Active 2035 Fund
BlackRock LifePath® Active 2040 Fund
BlackRock LifePath® Active 2045 Fund
BlackRock LifePath® Active 2050 Fund
BlackRock LifePath® Active 2055 Fund
BlackRock LifePath® Active Retirement Fund
BlackRock Low Duration Bond Portfolio
BlackRock Multi-Asset Income Portfolio
BlackRock Secured Credit Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock U.S. Government Bond Portfolio

BlackRock Funds III
BlackRock CoreAlpha Bond Fund
BlackRock Large Cap Index Fund
BlackRock LifePath® Retirement Fund
BlackRock LifePath® 2020 Fund
BlackRock LifePath® 2025 Fund
BlackRock LifePath® 2030 Fund
BlackRock LifePath® 2035 Fund
BlackRock LifePath® 2040 Fund
BlackRock LifePath® 2045 Fund
BlackRock LifePath® 2050 Fund
BlackRock LifePath® 2055 Fund
BlackRock LifePath® Index Retirement Fund
BlackRock LifePath® Index 2020 Fund
BlackRock LifePath® Index 2025 Fund
BlackRock LifePath® Index 2030 Fund
BlackRock LifePath® Index 2035 Fund
BlackRock LifePath® Index 2040 Fund
BlackRock LifePath® Index 2045 Fund
BlackRock LifePath® Index 2050 Fund
BlackRock LifePath® Index 2055 Fund
BlackRock S&P 500 Index Fund
BlackRock Total International ex U.S. Index Fund
BlackRock U.S. Total Bond Index Fund

BlackRock Index Funds, Inc.
BlackRock International Index Fund
BlackRock Small Cap Index Fund

BlackRock Large Cap Series Funds, Inc.
BlackRock Event Driven Equity Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Large Cap Value Retirement Portfolio

BlackRock Latin America Fund, Inc.

BlackRock Global Allocation Fund, Inc.

BlackRock Global SmallCap Fund, Inc.

BlackRock Long-Horizon Equity Fund

BlackRock Mid Cap Value Opportunities Series, Inc.
BlackRock Mid Cap Value Opportunities Fund

BlackRock Multi-State Municipal Series Trust
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Opportunities Fund
BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Bond Fund, Inc.
BlackRock High Yield Municipal Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund

BlackRock Municipal Series Trust
BlackRock Strategic Municipal Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund, Inc.

BlackRock Series, Inc.
BlackRock International Fund
BlackRock Small Cap Growth Fund II

BlackRock Value Opportunities Fund, Inc.

BlackRock World Income Fund, Inc.

FDP Series, Inc.
Franklin Templeton Total Return FDP Fund
Invesco Value FDP Fund
Marsico Growth FDP Fund
MFS Research International FDP Fund

Managed Account Series
BlackRock U.S. Mortgage Portfolio
Global SmallCap Portfolio
Mid Cap Value Opportunities Portfolio

(each, a “Fund” and collectively, the “Funds”)

2

Supplement dated July 1, 2015 to the
Prospectus of each Fund

Effective on September 1, 2015, each Fund’s Prospectus is amended as follows:

The section entitled “Account Information — Note on Low Balance Accounts” in the current Prospectus is deleted in its entirety and replaced with the following or the following section is added to the section entitled “Account Information” in the current Prospectus, as applicable:

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (“Fund Minimum”), and may redeem the shares in your account if the net asset value of those shares in your account falls below $500 for any reason, including market fluctuation.

You will be notified that the value of your account is less than the Fund Minimum before the Fund makes any involuntary redemption. This notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $500 before the Fund makes an involuntary redemption. This involuntary redemption will not charge any deferred sales charge, and may not apply to accounts of certain employer-sponsored retirement plans (not including IRAs), qualified state tuition plan (529 Plan) accounts, and select fee-based programs at your Financial Intermediary.

In the section entitled “Account Information — How to Buy and Sell Shares — How to Sell Shares —Selling shares held directly with BlackRock,” “Account Information — How to Buy, Sell and Transfer Shares — How to Sell Shares — Selling shares held directly with BlackRock” or “Account Information —How to Buy, Sell, Exchange and Transfer Shares — How to Sell Shares — Selling shares held directly with BlackRock,” as applicable, in each Fund’s Prospectus, the following paragraph is added as the second paragraph under “Payment by Check” or, if applicable, the following paragraph is added with the header of “Payment by Check”:

Each Fund reserves the right to reinvest any dividend or distribution amounts (e.g., income dividends or capital gains) which you have elected to receive by check should your check be returned as undeliverable or remain uncashed for more than 6 months. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the net asset value next calculated, on the day of the investment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains undeliverable or uncashed for more than 6 months, your cash election may also be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the net asset value as of the date of payment of the distribution.

Shareholders should retain this Supplement for future reference.

3